RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes other transactions the partnership has entered into with related parties:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Transactions during the period
Business services revenues (1)	$144	$103	$264	$194
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(1)	Within our business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balances at end of period
Financial assets	$—	$174
Accounts and other receivable, net	$82	$36
Accounts payable and other	$416	$210